Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Derivative financial instruments and hedge accounting
16. Derivative financial instruments and hedge accounting
The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

			2022			2021

All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities

Interest rate derivatives – in a fair value hedge relationship	177	–	(11)	168	5	–

Interest rate derivatives – not in a hedge relationship	260	19	–	217	–	(9)

Cross-currency rate derivatives – in a hedge relationship	83	34	(43)	331	24	(21)

FX derivatives – in a hedge relationship	355	1	(9)	237	3	(1)

FX derivatives – not in a hedge relationship	573	5	(2)	193	–	(3)

Total	1,448	59	(65)	1,146	32	(34)

Analysed as expiring:

In less than one year	1,028	16	(11)	393	2	(4)

Later than one year and not later than five years	420	43	(54)	679	30	(26)

Later than five years	–	–	–	74	–	(4)

Total	1,448	59	(65)	1,146	32	(34)
The Group’s treasury policies only allow derivatives to be traded where the objective is risk mitigation. These are then designated for hedge accounting using the following criteria:

—
Where interest rate and cross-currency interest rate swaps are used to convert fixed rate debt to floating and we expect to receive inflows equal to the fixed rate debt interest, these are classified as fair value hedges

—
Where derivatives are used to create a future foreign currency exposure to provide protection against currency movements affecting the foreign currency movements of an overseas investment, these are designated as a net investment hedge

—	All other derivatives are not designated in a hedge relationship.
The Group’s fixed rate GBP debt is held as fixed rate instruments at amortised cost.
The Group uses a combination of interest rate and cross currency swaps to convert its
€
300m EUR debt.

Receive Notional	Receive coupon	FX rate	Notional	Pay coupon

€ 100m	1.375%	GBPEUR: 1.1295	£87m	3.51%

€ 181m	1.375%	GBPUSD: 1.206	£160m	3.402%

€ 19m	1.375%	GBPUSD: 1.206	£23m	USD Libor +1.36%
To create the synthetic debt positions outlined above the Group converts
€
100m to £87m at a rate of 3.51% this is not in a hedge relationship. The remaining
€
200m of its EUR fixed debt is swapped to EUR floating debt via interest rate swap contracts that are in a designated fair value hedge. The EUR floating debt is then converted to GBP floating debt via cross-currency swap contracts that are in a designated fair value hedge. The GBP floating debt is then converted to USD floating debt through cross-currency swap contracts that are in a designated net investment hedging relationship. £160m of the EUR debt is finally converted to USD fixed debt via interest rate swap contracts that are not in a hedge relationship.
Additionally, the Group uses FX derivatives including forwards, collars, cross-currency swaps and swaptions to create synthetic USD debt as a hedge of its USD assets and to achieve reasonable certainty of USD currency conversion rates, in line with the Group’s FX hedging policy. As at 31 December 2022 the Group held FX outrights with a notional of $378m at an average rate of GBP:USD rate of 1.24.
The Group’s portfolio of derivatives is diversified by maturity, counterparty and type. Natural offsets between transactions within the portfolio and the designation of certain derivatives as hedges significantly reduce the risk of income statement volatility. The sensitivity of the portfolio to changes in market rates is set out in note 19.
In 2021, the Group transitioned GBP exposures from GBP LIBOR to SONIA. During the year, for USD exposures the Group transitioned its RCF from USD LIBOR to SOFR, it plans to move other exposures including derivatives in the near future. The Group’s risk management strategy has not changed as a result of IBOR Reform and it is considered to be immaterial to the financial statements.
Fair value hedges
The Group uses interest rate swaps and cross-currency swaps as fair value hedges of the Group’s euro issued debt.
Interest rate exposure arises from movements in the fair value of the Group’s euro debt attributable to movements in euro interest rates. The hedged risk is the change in the euro bonds fair value attributable to interest rate movements. The hedged items are the Group’s euro bonds which are issued at a fixed rate. The hedging instruments are fixed to floating euro interest rate swaps where the Group receives fixed interest payments and pays three-month Euribor.
As the critical terms of the interest rate swaps match the bonds, there is an expectation that the value of the hedging instrument and the value of the hedged item will move equally in the opposite direction as a result of movements in the zero coupon Euribor curve. Potential sources of hedge ineffectiveness would be material changes in the credit risk of swap counterparties or a reduction or modification in the hedge item.
A foreign currency exposure arises from foreign exchange fluctuations on translation of the Group’s euro debt into GBP. The hedged risk is the risk of changes in the GBPEUR spot rate that will result in changes in the value of the euro debt when translated into GBP. The hedged items are a portion of the Group’s euro bonds. The hedging instruments are floating to floating cross currency swaps which mitigates an exposure to the effect of euro strengthening against GBP within the hedge item.
As the critical terms of the cross-currency swap match the bonds, there is an expectation that the value of the hedging instrument and the value of the hedged item move in the opposite direction as a result of movements in the EUR:GBP exchange rate. Potential sources of hedge ineffectiveness are a reduction or modification in the hedged item or a material change in the credit risk of swap counterparties.
The Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings:

			2022

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	(11)	(16)	177

Derivative financial instruments for currency risk	33	9	266

			2021

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments

Derivative financial instruments for interest rate risk	5	(5)	168

Derivative financial instruments for currency risk	24	(20)	168
The amounts at the reporting date relating to items designated as hedge items were as follows:

					2022

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(167)	11	15	(1)	Finance costs

Currency risk

Financial liabilities – borrowings	(167)	n/a	(14)	–	n/a

					2021

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk

Financial liabilities – borrowings	(173)	(4)	5	–	n/a

Currency risk

Financial liabilities – borrowings	(173)	n/a	20	–	n/a
Hedge of net investment in a foreign operation
A foreign currency exposure arises from the translation of the Group’s net investments in its subsidiaries which have USD and EUR functional currencies. The hedged risk is the risk of changes in the GBP:USD and GBP:EUR spot rates that will result in changes in the value of the Group’s net investment in its USD and EUR assets when translated into GBP. The hedged items are a portion of the Group’s assets which are denominated in USD and EUR. The hedging instruments are debt and derivative financial instruments, including cross-currency swaps, FX forwards (including non-deliverable
forwards) and FX collars, which mitigates an exposure to the effect of a weakening USD or EUR on the hedged item against GBP.
It is expected that the change in value of each of these items will offset each other as there is a clear and direct economic relationship between the hedging instrument and the hedged item in the hedge relationship.
Hedge ineffectiveness would arise if the value of the hedged items fell below the value of the hedging instruments; however, this is unlikely as the value of the Group’s assets denominated in USD and EUR is significantly greater than the proposed net investment programme.
The amounts related to items designated as hedging instruments were as follows:

					2022

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	(50)	(31)	172	(31)	–

Financial liabilities – borrowings	(89)	(5)	(88)	(5)	–

					2021

All figures in £ millions	Carrying amount of hedging instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss

Derivative financial instruments	(19)	(2)	(400)	(2)	–

Financial liabilities – borrowings	(240)	4	(240)	4	–
Included in the translation reserve is a cost of hedging reserve relating to the time value of FX collars which is not separately disclosed due to materiality. The value of that reserve will decrease over the life of the hedge transaction. The balance as at 1 January and 31 December 2022 was £1m. During the year £2m of hedging gains were recycled to the profit and loss on the discontinuance of the net investment hedge of our Italian business.
Offsetting arrangements with derivative counterparties
All of the Group’s derivative financial instruments are subject to enforceable netting arrangements with individual counterparties, allowing net settlement in the event of default of either party. Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

			2022			2021

All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities

Counterparties in an asset position	30	(17)	13	17	(12)	5

Counterparties in a liability position	29	(48)	(19)	15	(22)	(7)

Total as presented in the balance sheet	59	(65)	(6)	32	(34)	(2)
Offset arrangements in respect of cash balances are described in note 17.
Counterparty exposure from all derivatives is managed, together with that from deposits and bank account balances, within credit limits that reflect published credit ratings and by reference to other market measures (e.g. market prices for credit default swaps) to ensure that there is no significant exposure to any one counterparty’s credit risk.
The Group has no material embedded derivatives that are required to be separately accounted for in accordance with IFRS 9 ‘Financial Instruments’.